Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (29,884)	€ (31,645)	€ (10,084)
Maintenance and lease costs	(2,505)	(4,604)	(3,239)
Third-party services	(6,914)	(5,970)	(4,006)
Legal and other professional services	(3,531)	(2,110)	(4,078)
Amortization and depreciation	(6,020)	(2,182)	(1,635)
Other	(4,700)	(2,458)	(2,247)
Total	(53,554)	(48,969)	(25,289)
Salary and salary-related expenses	20,442	13,083	10,105
Expenses from share-based payments	9,442	18,562	0
Insurance expense	1,401	115	167
Real estate transfer taxes	€ 930	€ 0	€ 0